Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans
Delinquency period for interest income on loans to be discontinued	90 days
Period of non-payment for loans to be placed on non-accrual status	90 days
Allowance for Loan Losses
Number of years during which historical loss component of allowance is determined	3 years
Mortgage Servicing Rights
Servicing fees	$ 366,865	$ 316,815	$ 431,033
Home equity
Allowance for Loan Losses
Loan to value ratio for underwriting loans secured by borrower's primary residence	90.00%